JPMorgan Trust I

270 Park Avenue

New York, New York 10017

September 22, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”), on behalf of
the Funds Listed on Appendix A hereto
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the Prospectuses for the Funds dated November 1, 2014, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated September 2, 2015 for the Funds.

Please contact the undersigned at 614-901-1370 if you have any questions concerning this filing.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

Appendix A

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Equity Plus Fund